UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brigade Leveraged Capital Structures Fund Ltd.

Address:  c/o Ogier Fiduciary Services (Cayman) Limited
          P.O. Box 1234
          Queensgate House
          South Church Street
          George Town, Grand Cayman  KY1-1008
          Cayman Islands

13F File Number:  028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald E. Morgan, III
Title:    Director
Phone:    212-745-9700

Signature, Place and Date of Signing:


/s/ Donald E. Morgan, III     New York, New York            February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.       Form 13F File Number     Name
---       --------------------     ----

1.        028-XXXXX                Brigade Capital Management, LLC

SK 25586 0003 847633